UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-SAR



                              SEMI-ANNUAL REPORT
                                FOR REGISTERED
                             INVESTMENT COMPANIES

                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report  for  six  month  period  ending:      //    (a)
     or  fiscal  year  ending:  12/31/96  (b)

Is  this  a  transition  report?  (Y/N)        N
                                       ---------

Is  this  an  amendment  to  a  previous  filing?  (Y/N)        N
                                                          -------

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.    Registrant  Name:   WNL  Separate  Account  A
    B.    File  Number:       811-8862
    C.    Telephone  Number:  713/888-7811

2.  A.    Street:             5555  San  Felipe,  Suite  900
    B.    City:  Houston      C.  State:  TX    D.  Zip Code 77056    Zip Ext:
    E.    Foreign  Country:        Foreign  Postal  Code:

3.  Is  this  the  first  filing  on  this  form  by Registrant? (Y/N)     N
                                                                         -----

4.  Is  this  the  last  filing  on  this  form  by Registrant?  (Y/N)     N
                                                                         -----

5.  Is  Registrant  a  small  business  investment  Company (SBIC)? (Y/N)  N
                                                                            --
    [If  answer  is  "Y"  (Yes),  complete  only  items  89  through  110.]

6.  Is  Registrant  a  unit  investment  trust  (UIT)?  (Y/N)              Y
                                                                 -------------
    [If  answer  is  "Y"  (Yes),  complete  only  items  111  through  132.]

7.  A.  Is  Registrant  a  series  or multiple portfolio Company? (Y/N)  N
                                                                            --
        [If  answer  is  "N"  (No),  go  to  item  8.]

    B. How many separate series or portfolios did Registrant have at the end of period?

------------------------------------------------------------------------

For  period  ending  12/31/96
                     --------

File  number  811-8862
                  ----

UNIT  INVESTMENT  TRUSTS

111.  A.   /  /  Depositor  Name:   Western National Life Insurance Company
                                       ---------------------------------------
      B.   /  /  File  Number  (If  any):
      C.   /  /  City:    Houston    State:     TX  Zip Code: 77056  Zip Ext:
                           -------             ----            -----
           /  /  Foreign  Country:                Foreign  Postal  Code:

111.  A.   /  /  Depositor  Name:
      B.   /  /  File  Number  (If  any):
      C.   /  /  City:    _______  State:  ______  Zip Code:  _____  Zip Ext:
           /  /  Foreign  Country:                Foreign  Postal  Code:

112.  A.   /  /  Sponsor  Name:
      B.   /  /  File  Number  (If  Any):
      C.   /  /  City:    _______  State:  ______  Zip Code:  _____  Zip Ext:
           /  /  Foreign  Country:                Foreign  Postal  Code:

112.  A.   /  /  Sponsor  Name:
      B.   /  /  File  Number  (If  Any):
      C.   /  /  City:    _______  State:  ______  Zip Code:  _____  Zip Ext:
           /  /  Foreign  Country:                Foreign  Postal  Code:

For  period  ending  12/31/96
                     --------
File  number  811-8862
                  ----

113.  A.   /  /  Trustee  Name:
      B.   /  /  City:    ______  State:  ______  Zip Code:  ______  Zip Ext:
           /  /  Foreign  Country:        Foreign  Postal  Code:

113.  A.   /  /  Trustee  Name:
      B.   /  /  City:    ______  State:  ______  Zip Code:  ______  Zip Ext:
           /  /  Foreign  Country:        Foreign  Postal  Code:

114.  A.   /  /  Principal  Underwriter Name:  WNL Brokerage Services, Inc.
                                                  ----------------------------
      B.   /  /  File  Number:  8-47753
      C.   /  /  City:    Houston  State:    TX  Zip Code:  77056  Zip Ext:
                          -------         ------           -------
           /  /  Foreign  County:         Foreign  Postal  Code:

114.  A.   /  /  Principal  Underwriter  Name:
      B.   /  /  File  Number:
      C.   /  /  City:    _______   State:______  Zip Code:________  Zip Ext:
           /  /  Foreign  County:         Foreign  Postal  Code:

115.  A.   /  /  Independent  Public  Accountant  Name:Coopers  &  Lybrand,
                                                       --------------------
                  L.L.P.
                  ------
      B.   /  /  City:  Houston    State:      TX   Zip Code: 77002  Zip Ext:
                       ---------              ----            ------
           /  /  Foreign  Country:        Foreign  Postal  Code:

115.  A.   /  /  Independent  Public  Accountant  Name:
      B.   /  /  City:________    State:_______    Zip Code:_______  Zip Ext:
           /  /  Foreign  Country:        Foreign  Postal  Code:

For  period  ending  12/31/96
                     --------
File  number  811-8862
              --------

116.  Family  of  investment  companies  information:
      A.  /  /  Is  Registrant  part  of  a  family  of  investment
                companies? (Y/N)                                           N
                                                                        -----
                                                                        (Y/N)
     B.  /  /  Identify  the  family  in  10  letters:
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  /  /  Is  Registrant  a  separate  account  of  an  insurance
               Company?    (Y/N)                                           Y
                                                                        -----
                                                                        (Y/N)
               If answer is "Y" (Yes), are any of the following types of contract funded by Registrant?:

     B.  /  /  Variable  annuity  contracts?  (Y/N)                        Y
                                                                        -----
                                                                        (Y/N)

     C.  /  /  Scheduled  premium  variable  life  contracts?(Y/N)         N
                                                                        -----
                                                                        (Y/N)

     D.  /  /  Flexible  premium  variable  life  contracts?  (Y/N)        N
                                                                        -----
                                                                        (Y/N)

     E.  /  /  Other  types  of  insurance  products  registered  under  the
               Securities  Act  of  1933?  (Y/N)                           N
                                                                        -----
                                                                        (Y/N)
118.  /  /   State  the  number  of  series  existing  at  the  end  of the  period  that  had  securities  registered  under  the
             Securities  Act  of  1933                                    1
                                                                        -----

119.  /  /   State  the  number  of  new  series  for  which  registration statements  under  the  Securities  Act  of  1933  became
             effective  during  the  period                               0
                                                                       -----

120.  /  /   State  the  total  value  of  the  portfolio  securities  on the  date  of  deposit  for  the  new  series  included  in
             item  119  ($000's  omitted)                             $   0
                                                                       -----

121.  /  /   State  the  number  of  series  for  which  a current prospectus
             was  in  existence  at  the  end  of  the  period            1
                                                                       -----

122.  /  /   State  the  number  of  existing  series  for  which  additional units  were  registered  under  the  Securities  Act  of  1933
             during  the  current  period                                 0
                                                                       -----

For  period  ending  12/31/96
                     --------

File  number  811-8862
                  ----

123.  /  /   State  the  total  value  of  the  additional  units  considered
             in  answering  item  122  ($000's  omitted)              $   0
                                                                       ------

124.  /  /   State  the  total  value  of  units  of  prior  series  that were  placed  in  the  portfolios  of  subsequent  series  during the  current  period  (the  value  of  these  units  is  to  be measured  on  the  date  they  were  placed  in  the  subsequent
             series)  ($000's  omitted)                               $   0
                                                                       ------

125.  /  /   State  the  total  dollar  amount  of  sales  loads  collected
             (before  reallowances  to  other  brokers  or  dealers)  by
             Registrant's  principal  underwriter  and  any  underwriter which  is  an  affiliated  person  of  the  principal  underwriter during  the  current  period  solely  from  the  sale  of  units
             of  all  series  of  Registrant  ($000's  omitted)       $   0
                                                                       ------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (including the sales loads, if any, collected on units of a prior series placed in the
             portfolio of a subsequent series.) ($000's  omitted)     $   0
                                                                       ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number  of    Total  Assets     Total Income
                                   Series            ($000's     Distributions
                                  Investing      omitted)     ($000's omitted)
                                  ---------      --------     ----------------

A. U.S.  Treasury  direct  issue                 $             $
                                  ---------       -------       --------------
B. U.S.  Government  agency                      $             $
                                  ---------       -------       --------------
C. State  and  municipal  tax-free               $             $
                                  ---------       -------       --------------
D. Public  utility  debt                         $             $
                                  ---------       -------       --------------
E. Brokers  or  dealers  debt  or  debt  of
   brokers'  or  dealers'  parent                $             $
                                  ---------       -------       --------------
F. All  other  corporate  intermed.&
   long-term  debt                               $             $
                                  ---------       -------       --------------
G. All  other  corporate  short-term
   debt                                          $             $
                                  ---------       -------       --------------
H. Equity  securities  of  brokers  or
   dealers  or  parents  of  brokers
   or  dealers                                   $             $
                                  ---------       -------       --------------
I. Investment  company  equity
   securities                                    $             $
                                  ---------       -------       --------------
J. All  other  equity  securities        1       $20,495       $  0
                                  ---------       -------       --------------
K. Other  securities                             $             $
                                  ---------       -------       --------------
L. Total  assets  of  all  series  of
   registrant                            1       $20,495       $  0
                                  ---------       -------       --------------

For  period  ending  12/31/96
                     --------

File  number  811-8862
                  ----


128.  /  / Is  the  timely  payment  of  principal  and  interest  on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or
           guaranteed  by  an  entity  other  than  issuer?  (Y/N)         N
                                                                          ----
           [If  answer  is  "N"  (No),  go  to  item  131.]              (Y/N)

129.  /  / Is  the  issuer  of  any  instrument  covered  in  item  128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

           [If  answer  is  "N"  (No),  go  to  item  131.]          (Y/N)

130.  /  / In  computations  of  NAV  or  offering  price  per  unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                     (Y/N)

131.       Total  expenses  incurred  by  all  series  of  Registrant
           during  the  current  report  period  ($000's  omitted)        $  0
                                                                           ---

132.  /  / List  the  "811"  (Investment  Company  Act  of  1940)
           registration number for all Series of Registrant that are being included in this filing:

           811-
           811-
           811-
           811-
           811-
           811-
           811-
           811-
           811-
           811-

For  period  ending:    12/31/96
                        --------

File  number  811-8862
                  ----


                                SIGNATURE PAGE

This  report  is  signed  on  behalf  of  the  registrant.

City  of:    Houston    State  of:    TX    Date:          2/28/97
         -----------              ------         -----------------


WNL  SEPARATE  ACCOUNT  A


By:/s/  Kurt  R.  Fredland          Witness:/s/  Harlene  Sellers
   -----------------------                  ---------------------
        Kurt  R.  Fredland                       Harlene Sellers
        Assistant  Vice  President